Share Capital - Summarizes Activity Related to RSUs (Details)		12 Months Ended
	Apr. 30, 2025 shares $ / shares	Apr. 30, 2025 shares $ / shares	Jul. 31, 2025 shares $ / shares
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares		1,521,367
Number of options, Granted | shares		799,767
Number of options, Outstanding | shares	1,927,925	1,927,925
Number of options, Unvested | shares			(653,111)
Weighted average exercise price outstanding, Beginning balance | $ / shares		$ 7.17
Weighted average exercise price, Granted | $ / shares		1.22
Weighted average exercise price outstanding, Ending balance | $ / shares	$ 5.69	$ 5.69
Weighted average exercise price, Unvested | $ / shares			$ 1.25
Restricted Stock Units
Disclosure of classes of share capital [line items]
Number of options, Outstanding, Beginning balance | shares		0
Number of options, Granted | shares	0	46,000
Number of options, Outstanding | shares	46,000	46,000
Number of options, Unvested | shares			(42,806)
Number of Share Options Vested and Outstanding | shares			3,194
Weighted average exercise price outstanding, Beginning balance | $ / shares		$ 0
Weighted average exercise price, Granted | $ / shares	$ 0	0.42
Weighted average exercise price outstanding, Ending balance | $ / shares	$ 0.42	$ 0.42
Weighted average exercise price, Unvested | $ / shares			$ 0.42
Weighted average exercise price, Vested and outstanding | $ / shares			$ 0.42